Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Office equipment	71,522	71,522	9,192
Office furniture and fixtures	135,825	135,825	17,456
Motor vehicles	549,900	549,900	70,673
Leasehold improvement	87,600	87,600	11,258
Subtotal	844,847	844,847	108,579
Less: accumulated depreciation	(730,288)	(755,160)	(97,052)
Property and equipment, net	114,559	89,687	11,527

Depreciation expenses recognized for the years ended September 30, 2023, 2024 and 2025 amounted to HKD136,290, HKD61,128 and HKD24,872 (US$3,197), respectively.

No impairment loss had been recognized during the years ended September 30, 2023, 2024 and 2025, respectively.